Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
September 30, 2022
SVI-NPRT1-1122
1.9896350.103
Common Stocks - 100.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	9,411	336,161
ATN International, Inc.	7,802	300,923
Bandwidth, Inc. (a)	13,457	160,138
Cogent Communications Group, Inc.	13,961	728,206
Consolidated Communications Holdings, Inc. (a)(b)	48,098	200,088
EchoStar Holding Corp. Class A (a)(b)	23,965	394,704
Globalstar, Inc. (a)(b)	78,450	124,736
IDT Corp. Class B (a)	3,120	77,470
Liberty Latin America Ltd.:
Class A (a)	27,120	167,873
Class C (a)	106,714	656,291
Radius Global Infrastructure, Inc. (a)	54,846	516,649
Starry Group Holdings, Inc. Class A (a)(b)	1,066	1,588
		3,664,827
Entertainment - 0.4%
Cinemark Holdings, Inc. (a)	16,380	198,362
IMAX Corp. (a)	13,349	188,488
Lions Gate Entertainment Corp.:
Class A (a)	43,809	325,501
Class B (a)	79,671	553,713
Madison Square Garden Entertainment Corp. (a)(b)	18,376	810,198
Marcus Corp. (b)	17,009	236,255
Playstudios, Inc. Class A (a)	28,335	98,889
Reservoir Media, Inc. (a)	929	4,534
Skillz, Inc. (a)(b)	223,607	228,079
		2,644,019
Interactive Media & Services - 0.6%
Bumble, Inc. (a)	61,456	1,320,689
Cars.com, Inc. (a)	41,699	479,539
DHI Group, Inc. (a)	4,684	25,200
Eventbrite, Inc. (a)	6,667	40,535
fuboTV, Inc. (a)(b)	127,262	451,780
Outbrain, Inc. (a)(b)	27,592	100,711
QuinStreet, Inc. (a)	34,650	363,825
The Arena Group Holdings, Inc.	2,036	26,672
TrueCar, Inc. (a)	64,285	97,070
Vinco Ventures, Inc. (a)(b)	68,390	63,685
Ziff Davis, Inc. (a)	26,352	1,804,585
		4,774,291
Media - 1.2%
Advantage Solutions, Inc. Class A (a)(b)	58,444	124,486
AMC Networks, Inc. Class A (a)	21,595	438,379
Audacy, Inc. Class A (a)	83,839	32,370
Boston Omaha Corp. (a)(b)	14,736	339,517
Cardlytics, Inc. (a)	22,716	213,530
Clear Channel Outdoor Holdings, Inc. (a)	263,545	361,057
Cumulus Media, Inc. (a)	12,680	89,140
Daily Journal Corp. (a)	870	223,059
E.W. Scripps Co. Class A (a)	41,743	470,444
Entravision Communication Corp. Class A	11,514	45,711
Gannett Co., Inc. (a)(b)	102,935	157,491
Gray Television, Inc.	32,846	470,355
iHeartMedia, Inc. (a)	86,044	630,703
Innovid Corp. (a)(b)	6,415	17,385
Integral Ad Science Holding Corp. (a)	18,302	132,506
John Wiley & Sons, Inc. Class A	1,849	69,448
Loyalty Ventures, Inc. (a)	9,475	11,465
Magnite, Inc. (a)	93,543	614,578
PubMatic, Inc. (a)	2,945	48,975
Scholastic Corp.	21,243	653,435
Stagwell, Inc. (a)(b)	50,763	352,803
TEGNA, Inc.	158,686	3,281,626
Thryv Holdings, Inc. (a)	13,680	312,314
Urban One, Inc.:
Class A (a)	2,774	14,674
Class D (non-vtg.) (a)	10,989	46,703
WideOpenWest, Inc. (a)	16,250	199,388
		9,351,542
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	32,925	399,051
KORE Group Holdings, Inc. (a)	24,715	47,206
Shenandoah Telecommunications Co.	34,619	589,215
Telephone & Data Systems, Inc.	71,944	1,000,022
U.S. Cellular Corp. (a)	10,505	273,445
		2,308,939
TOTAL COMMUNICATION SERVICES		22,743,618
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.0%
Adient PLC (a)	67,617	1,876,372
American Axle & Manufacturing Holdings, Inc. (a)	76,269	520,917
Dana, Inc.	91,814	1,049,434
Modine Manufacturing Co. (a)	35,509	459,486
Motorcar Parts of America, Inc. (a)(b)	13,387	203,750
Patrick Industries, Inc.	14,041	615,557
Solid Power, Inc. (a)(b)	56,931	299,457
Standard Motor Products, Inc.	14,400	468,000
Stoneridge, Inc. (a)	15,853	268,708
The Goodyear Tire & Rubber Co. (a)	199,861	2,016,597
		7,778,278
Automobiles - 0.2%
Cenntro Electric Group Ltd. (a)(b)	130,713	134,634
Faraday Future Intelligent Electric, Inc. (a)(b)	32,706	20,808
Lordstown Motors Corp. Class A (a)(b)	119,057	217,874
Winnebago Industries, Inc.	22,125	1,177,271
Workhorse Group, Inc. (a)(b)	7,615	21,855
		1,572,442
Distributors - 0.0%
Weyco Group, Inc.	4,191	85,245
Diversified Consumer Services - 1.0%
2U, Inc. (a)	53,544	334,650
Adtalem Global Education, Inc. (a)	32,045	1,168,040
American Public Education, Inc. (a)	13,292	121,489
European Wax Center, Inc. (b)	1,377	25,406
Frontdoor, Inc. (a)	58,935	1,201,685
Graham Holdings Co.	2,651	1,426,185
Laureate Education, Inc. Class A	76,965	811,981
Perdoceo Education Corp. (a)	48,103	495,461
PowerSchool Holdings, Inc. (a)	21,263	354,879
Rover Group, Inc. Class A (a)(b)	3,682	12,298
StoneMor, Inc. (a)	19,397	66,532
Strategic Education, Inc.	16,219	996,009
The Beachbody Co., Inc. (a)	62,117	62,738
Vivint Smart Home, Inc. Class A (a)(b)	50,272	330,790
WW International, Inc. (a)	38,512	151,352
		7,559,495
Hotels, Restaurants & Leisure - 1.4%
Bally's Corp. (a)	25,941	512,594
Biglari Holdings, Inc. Class B (a)	518	59,881
BJ's Restaurants, Inc. (a)	16,243	387,396
Bloomin' Brands, Inc.	17,124	313,883
Bluegreen Vacations Holding Corp. Class A	7,325	121,009
Bowlero Corp. Class A (a)(b)	28,694	353,223
Brinker International, Inc. (a)	3,172	79,237
Century Casinos, Inc. (a)	3,337	21,891
Chuy's Holdings, Inc. (a)	13,531	313,649
Denny's Corp. (a)	11,466	107,895
Dine Brands Global, Inc.	1,351	85,870
El Pollo Loco Holdings, Inc. (a)	14,026	125,112
Everi Holdings, Inc. (a)	28,196	457,339
First Watch Restaurant Group, Inc. (b)	4,612	66,782
Full House Resorts, Inc. (a)	17,019	95,647
Inspirato, Inc. (a)	14,645	34,562
Inspired Entertainment, Inc. (a)	4,909	43,346
International Game Technology PLC (b)	54,427	859,947
Jack in the Box, Inc.	13,036	965,577
Krispy Kreme, Inc. (b)	37,790	435,719
Life Time Group Holdings, Inc. (b)	29,783	290,384
Light & Wonder, Inc. Class A (a)	67,272	2,884,623
Lindblad Expeditions Holdings (a)	22,055	149,092
Papa John's International, Inc.	6,512	455,905
RCI Hospitality Holdings, Inc.	465	30,383
Red Rock Resorts, Inc.	19,733	676,053
SeaWorld Entertainment, Inc. (a)	14,922	679,100
Vacasa, Inc. Class A (a)(b)	79,537	244,179
Xponential Fitness, Inc. (a)(b)	8,574	156,561
		11,006,839
Household Durables - 1.6%
Aterian, Inc. (a)(b)	42,943	53,249
Beazer Homes U.S.A., Inc. (a)	21,184	204,849
Century Communities, Inc.	19,010	813,248
Ethan Allen Interiors, Inc.	16,192	342,299
GoPro, Inc. Class A (a)	92,233	454,709
Green Brick Partners, Inc. (a)	14,105	301,565
iRobot Corp. (a)(b)	2,289	128,939
KB Home	46,002	1,192,372
La-Z-Boy, Inc.	30,705	693,012
Landsea Homes Corp. (a)	6,757	32,231
Legacy Housing Corp. (a)	6,194	106,227
LGI Homes, Inc. (a)(b)	13,675	1,112,735
Lifetime Brands, Inc.	9,092	61,553
M.D.C. Holdings, Inc.	30,202	828,139
M/I Homes, Inc. (a)	16,689	604,642
Meritage Homes Corp. (a)	24,179	1,699,058
Purple Innovation, Inc. (a)(b)	36,508	147,857
Snap One Holdings Corp. (a)	12,786	129,650
Taylor Morrison Home Corp. (a)	68,517	1,597,816
Traeger, Inc. (a)(b)	22,757	64,175
TRI Pointe Homes, Inc. (a)	65,887	995,553
Tupperware Brands Corp. (a)(b)	31,374	205,500
Universal Electronics, Inc. (a)	8,621	169,575
Vuzix Corp. (a)(b)	5,367	31,075
Weber, Inc. (b)	19,170	125,947
		12,095,975
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	19,096	123,933
1stDibs.com, Inc. (a)	16,880	106,175
a.k.a. Brands Holding Corp. (b)	7,629	11,062
BARK, Inc. (a)	84,968	154,642
Boxed, Inc. Class A (a)	41,006	37,808
ContextLogic, Inc. (a)	413,657	303,583
Duluth Holdings, Inc. (a)(b)	4,871	34,292
Groupon, Inc. (a)(b)	14,056	111,886
Lands' End, Inc. (a)(b)	10,828	83,592
Liquidity Services, Inc. (a)	8,806	143,186
Overstock.com, Inc. (a)(b)	30,417	740,654
PetMed Express, Inc.	2,550	49,776
Porch Group, Inc. Class A (a)(b)	57,167	128,626
Poshmark, Inc. (a)(b)	32,848	514,728
Quotient Technology, Inc. (a)	57,109	131,922
Qurate Retail, Inc. Series A	249,928	502,355
RumbleON, Inc. Class B (a)(b)	7,343	124,244
Stitch Fix, Inc. (a)(b)	34,723	137,156
The RealReal, Inc. (a)(b)	51,691	77,537
thredUP, Inc. (a)	35,514	65,346
Vivid Seats, Inc. Class A	13,659	104,628
		3,687,131
Leisure Products - 0.6%
Acushnet Holdings Corp.	17,263	750,768
AMMO, Inc. (a)(b)	62,588	183,383
Clarus Corp. (b)	3,140	42,296
Johnson Outdoors, Inc. Class A	3,826	196,312
Smith & Wesson Brands, Inc.	30,159	312,749
Solo Brands, Inc. Class A	15,657	59,497
Sturm, Ruger & Co., Inc.	1,155	58,662
Topgolf Callaway Brands Corp. (a)(b)	99,624	1,918,758
Vista Outdoor, Inc. (a)	39,815	968,301
		4,490,726
Multiline Retail - 0.0%
Big Lots, Inc. (b)	20,277	316,524
Franchise Group, Inc.	1,316	31,979
		348,503
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (a)	35,436	551,030
Academy Sports & Outdoors, Inc.	58,957	2,486,806
America's Car Mart, Inc. (a)	4,291	261,837
American Eagle Outfitters, Inc. (b)	109,778	1,068,140
Asbury Automotive Group, Inc. (a)	11,207	1,693,378
Bed Bath & Beyond, Inc. (a)(b)	15,939	97,069
Big 5 Sporting Goods Corp. (b)	15,253	163,817
Build-A-Bear Workshop, Inc.	2,761	36,804
Chico's FAS, Inc. (a)	24,229	117,268
Citi Trends, Inc. (a)	5,477	84,948
Conn's, Inc. (a)(b)	9,226	65,320
Designer Brands, Inc. Class A	10,880	166,573
Destination XL Group, Inc. (a)	19,696	106,752
EVgo, Inc. Class A (a)(b)	42,781	338,398
Express, Inc. (a)	45,708	49,822
Foot Locker, Inc.	58,205	1,811,922
Genesco, Inc. (a)	9,363	368,153
Group 1 Automotive, Inc.	10,914	1,559,283
GrowGeneration Corp. (a)(b)	40,728	142,548
Haverty Furniture Companies, Inc. (b)	10,514	261,799
Hibbett, Inc.	1,937	96,482
JOANN, Inc. (b)	7,844	51,927
LL Flooring Holdings, Inc. (a)	20,745	143,763
MarineMax, Inc. (a)	13,918	414,617
Monro, Inc. (b)	22,826	992,018
National Vision Holdings, Inc. (a)(b)	52,480	1,713,472
OneWater Marine, Inc. Class A (a)	7,345	221,158
Party City Holdco, Inc. (a)(b)	50,164	79,259
Sally Beauty Holdings, Inc. (a)	5,444	68,594
Shoe Carnival, Inc.	12,289	263,476
Signet Jewelers Ltd. (b)	32,625	1,865,824
Sleep Number Corp. (a)(b)	8,395	283,835
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	14,229	616,116
Sportsman's Warehouse Holdings, Inc. (a)	30,945	256,844
The Aaron's Co., Inc.	21,534	209,310
The Buckle, Inc.	1,558	49,326
The Cato Corp. Class A (sub. vtg.)	12,830	122,398
The Children's Place, Inc. (a)	3,207	99,064
The Container Store Group, Inc. (a)	23,544	115,366
The ODP Corp. (a)	30,273	1,064,096
Tile Shop Holdings, Inc.	26,211	92,263
Tilly's, Inc.	16,317	112,914
Torrid Holdings, Inc. (a)(b)	4,325	18,035
TravelCenters of America LLC (a)	9,007	485,748
Urban Outfitters, Inc. (a)(b)	45,594	895,922
Volta, Inc. (a)(b)	86,637	104,831
Winmark Corp.	2,003	433,329
Zumiez, Inc. (a)(b)	11,137	239,780
		22,541,434
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (b)	50,643	153,955
Ermenegildo Zegna Holditalia SpA	26,049	280,027
Fossil Group, Inc. (a)	33,797	115,586
G-III Apparel Group Ltd. (a)	31,161	465,857
Movado Group, Inc.	11,017	310,459
Oxford Industries, Inc.	3,317	297,800
PLBY Group, Inc. (a)(b)	22,041	88,825
Rocky Brands, Inc.	4,589	92,055
Superior Group of Companies, Inc.	8,288	73,597
Unifi, Inc. (a)(b)	9,867	93,835
		1,971,996
TOTAL CONSUMER DISCRETIONARY		73,138,064
CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Primo Water Corp. (a)	112,151	1,407,495
Vintage Wine Estates, Inc. (a)	19,989	55,370
		1,462,865
Food & Staples Retailing - 0.7%
Andersons, Inc.	22,874	709,780
Chefs' Warehouse Holdings (a)	7,181	208,034
HF Foods Group, Inc. (a)(b)	24,951	96,560
Ingles Markets, Inc. Class A	10,118	801,447
Natural Grocers by Vitamin Cottage, Inc.	789	8,513
PriceSmart, Inc.	6,460	372,031
Rite Aid Corp. (a)(b)	20,786	102,891
SpartanNash Co.	25,501	740,039
United Natural Foods, Inc. (a)	38,485	1,322,729
Village Super Market, Inc. Class A	5,972	115,439
Weis Markets, Inc.	11,737	836,144
		5,313,607
Food Products - 1.1%
Alico, Inc.	4,451	125,696
AppHarvest, Inc. (a)(b)	52,887	104,187
B&G Foods, Inc. Class A (b)	50,558	833,701
Benson Hill, Inc. (a)	62,689	171,768
Cal-Maine Foods, Inc.	2,126	118,184
Fresh Del Monte Produce, Inc.	21,765	505,819
Hostess Brands, Inc. Class A (a)	96,879	2,251,468
John B. Sanfilippo & Son, Inc.	2,479	187,735
Lancaster Colony Corp.	2,138	321,299
Landec Corp. (a)	18,570	165,087
Mission Produce, Inc. (a)	25,108	363,062
Seneca Foods Corp. Class A (a)	3,845	193,942
Sovos Brands, Inc.	8,371	119,203
SunOpta, Inc. (a)	4,675	42,543
Tattooed Chef, Inc. (a)(b)	2,074	10,329
The Hain Celestial Group, Inc. (a)	53,481	902,759
Tootsie Roll Industries, Inc.	1,636	54,446
TreeHouse Foods, Inc. (a)	36,225	1,536,665
Utz Brands, Inc. Class A (b)	6,199	93,605
Whole Earth Brands, Inc. Class A (a)	28,788	110,546
		8,212,044
Household Products - 0.1%
Central Garden & Pet Co. (a)	8,136	293,221
Central Garden & Pet Co. Class A (non-vtg.) (a)	14,706	502,357
		795,578
Personal Products - 0.4%
Edgewell Personal Care Co.	36,698	1,372,505
Herbalife Nutrition Ltd. (a)	23,485	467,117
Nature's Sunshine Products, Inc. (a)	9,649	79,508
Nu Skin Enterprises, Inc. Class A	20,931	698,467
The Beauty Health Co. (a)(b)	7,833	92,351
The Honest Co., Inc. (a)	46,607	163,125
		2,873,073
Tobacco - 0.2%
Universal Corp.	17,254	794,374
Vector Group Ltd.	87,910	774,487
		1,568,861
TOTAL CONSUMER STAPLES		20,226,028
ENERGY - 5.8%
Energy Equipment & Services - 1.4%
Archrock, Inc.	96,086	616,872
Borr Drilling Ltd. (a)	75,126	249,418
Bristow Group, Inc. (a)	16,666	391,484
Diamond Offshore Drilling, Inc. (a)	72,244	478,978
DMC Global, Inc. (a)	10,005	159,880
Dril-Quip, Inc. (a)	24,372	475,741
Expro Group Holdings NV (a)(b)	55,358	705,261
Helix Energy Solutions Group, Inc. (a)	101,706	392,585
Helmerich & Payne, Inc.	73,209	2,706,537
Nabors Industries Ltd. (a)	800	81,160
Newpark Resources, Inc. (a)	61,317	154,519
Noble Corp. PLC (a)(b)	43,258	1,279,572
Oceaneering International, Inc. (a)	6,584	52,409
Oil States International, Inc. (a)	44,698	173,875
Patterson-UTI Energy, Inc.	49,472	577,833
ProFrac Holding Corp.	5,341	81,237
ProPetro Holding Corp. (a)	62,425	502,521
Select Energy Services, Inc. Class A (a)	50,614	352,780
Tidewater, Inc. (a)	30,450	660,765
U.S. Silica Holdings, Inc. (a)	44,910	491,765
		10,585,192
Oil, Gas & Consumable Fuels - 4.4%
Aemetis, Inc. (a)(b)	20,980	128,398
Alto Ingredients, Inc. (a)	51,656	188,028
Amplify Energy Corp. (a)(b)	5,723	37,600
Archaea Energy, Inc. (a)(b)	28,797	518,634
Ardmore Shipping Corp. (a)	24,800	226,424
Berry Corp.	46,488	348,660
California Resources Corp.	54,148	2,080,908
Callon Petroleum Co. (a)	5,915	207,084
Centrus Energy Corp. Class A (a)(b)	7,606	311,694
Chord Energy Corp.	12,040	1,646,711
Chord Energy Corp.:
warrants 9/1/24 (a)	810	17,415
warrants 9/1/25 (a)	405	8,460
Civitas Resources, Inc.	52,555	3,016,131
Clean Energy Fuels Corp. (a)	120,985	646,060
CNX Resources Corp. (a)	126,099	1,958,317
CONSOL Energy, Inc.	1,417	91,141
DHT Holdings, Inc.	97,505	737,138
Dorian LPG Ltd.	22,042	299,110
Energy Fuels, Inc. (a)(b)	19,376	118,581
Equitrans Midstream Corp.	223,097	1,668,766
Excelerate Energy, Inc. (b)	13,182	308,459
FLEX LNG Ltd.	20,361	644,833
Frontline Ltd. (NY Shares) (a)	88,809	970,682
Gevo, Inc. (a)(b)	139,821	318,792
Golar LNG Ltd. (a)	67,882	1,691,619
Green Plains, Inc. (a)(b)	37,546	1,091,462
International Seaways, Inc.	35,176	1,235,733
Kinetik Holdings, Inc. (b)	11,488	374,279
Murphy Oil Corp.	59,111	2,078,934
NACCO Industries, Inc. Class A	2,879	135,399
National Energy Services Reunited Corp. (a)	27,281	162,049
Nextdecade Corp. (a)(b)	3,224	19,408
Nordic American Tanker Shipping Ltd.	141,572	377,997
Northern Oil & Gas, Inc.	7,176	196,694
PBF Energy, Inc. Class A (a)	53,335	1,875,259
Peabody Energy Corp. (a)(b)	83,910	2,082,646
Permian Resource Corp. Class A (a)	127,257	865,348
Rex American Resources Corp. (a)	11,371	317,478
Riley Exploration Permian, Inc.	2,744	52,081
Ring Energy, Inc. (a)(b)	36,534	84,759
Scorpio Tankers, Inc.	34,734	1,460,217
SFL Corp. Ltd.	81,972	746,765
Teekay Corp. (a)	49,856	178,983
Teekay Tankers Ltd. (a)	16,317	449,370
Ur-Energy, Inc. (a)	15,160	16,524
Vertex Energy, Inc. (a)(b)	4,446	27,699
W&T Offshore, Inc. (a)	11,409	66,857
World Fuel Services Corp.	43,697	1,024,258
		33,109,844
TOTAL ENERGY		43,695,036
FINANCIALS - 29.1%
Banks - 18.6%
1st Source Corp.	11,531	533,885
ACNB Corp.	5,900	177,236
Allegiance Bancshares, Inc.	13,566	564,753
Amalgamated Financial Corp.	9,899	223,222
Amerant Bancorp, Inc. Class A	19,793	491,658
American National Bankshares, Inc.	7,412	236,813
Ameris Bancorp	47,117	2,106,601
Arrow Financial Corp.	10,136	292,120
Associated Banc-Corp.	106,145	2,131,392
Atlantic Union Bankshares Corp.	53,308	1,619,497
Banc of California, Inc.	37,445	597,997
BancFirst Corp.	5,581	499,332
Bancorp, Inc., Delaware (a)	16,169	355,395
Bank First National Corp.	4,548	347,831
Bank of Marin Bancorp	11,183	334,931
BankUnited, Inc.	55,388	1,892,608
Bankwell Financial Group, Inc.	4,043	117,692
Banner Corp.	24,389	1,440,902
Bar Harbor Bankshares	10,590	280,847
BayCom Corp.	8,412	147,883
BCB Bancorp, Inc.	10,318	173,652
Berkshire Hills Bancorp, Inc.	31,303	854,572
Blue Ridge Bankshares, Inc.	12,212	155,215
Brookline Bancorp, Inc., Delaware	53,718	625,815
Business First Bancshares, Inc.	15,155	326,287
Byline Bancorp, Inc.	17,545	355,286
Cadence Bank	121,567	3,089,017
Cambridge Bancorp	4,871	388,414
Camden National Corp.	10,297	438,652
Capital Bancorp, Inc.	6,477	149,619
Capital City Bank Group, Inc.	9,684	301,269
Capstar Financial Holdings, Inc.	14,517	269,000
Carter Bankshares, Inc. (a)	17,398	280,108
Cathay General Bancorp	51,244	1,970,844
CBTX, Inc.	13,049	381,683
Central Pacific Financial Corp.	19,381	400,993
Citizens & Northern Corp.	10,789	260,878
City Holding Co.	10,508	931,955
Civista Bancshares, Inc.	10,784	223,876
CNB Financial Corp., Pennsylvania	11,542	272,045
Colony Bankcorp, Inc.	11,697	152,412
Columbia Banking Systems, Inc.	56,064	1,619,689
Community Bank System, Inc.	38,021	2,284,302
Community Trust Bancorp, Inc.	11,180	453,349
ConnectOne Bancorp, Inc.	26,484	610,721
CrossFirst Bankshares, Inc. (a)	32,413	422,990
Customers Bancorp, Inc. (a)	21,786	642,251
CVB Financial Corp.	94,971	2,404,666
Dime Community Bancshares, Inc.	23,302	682,283
Eagle Bancorp, Inc.	22,634	1,014,456
Eastern Bankshares, Inc.	88,061	1,729,518
Enterprise Bancorp, Inc.	6,712	200,756
Enterprise Financial Services Corp.	25,177	1,108,795
Equity Bancshares, Inc.	10,829	320,863
Esquire Financial Holdings, Inc.	732	27,487
Farmers & Merchants Bancorp, Inc.	5,910	158,802
Farmers National Banc Corp.	22,479	294,250
FB Financial Corp.	25,570	977,030
Financial Institutions, Inc.	10,813	260,269
First Bancorp, North Carolina	25,228	922,840
First Bancorp, Puerto Rico	122,322	1,673,365
First Bancshares, Inc.	13,990	417,881
First Bank Hamilton New Jersey	11,109	151,860
First Busey Corp.	36,709	806,864
First Business Finance Services, Inc.	5,728	185,072
First Commonwealth Financial Corp.	66,411	852,717
First Community Bankshares, Inc.	11,401	365,174
First Financial Bancorp, Ohio	66,473	1,401,251
First Financial Corp., Indiana	7,910	357,453
First Foundation, Inc.	36,525	662,564
First Guaranty Bancshares, Inc.	3,896	85,244
First Internet Bancorp	6,283	212,742
First Interstate Bancsystem, Inc.	65,111	2,627,229
First Merchants Corp.	40,749	1,576,171
First Mid-Illinois Bancshares, Inc.	13,282	424,626
First of Long Island Corp.	15,773	271,927
First Western Financial, Inc. (a)	5,679	139,987
Five Star Bancorp	5,793	164,289
Flushing Financial Corp.	20,314	393,482
Fulton Financial Corp.	115,410	1,823,478
FVCBankcorp, Inc. (a)	8,068	154,664
German American Bancorp, Inc.	19,772	706,058
Glacier Bancorp, Inc.	68,891	3,384,615
Great Southern Bancorp, Inc.	6,644	379,173
Guaranty Bancshares, Inc. Texas	5,844	202,144
Hancock Whitney Corp.	61,387	2,812,138
Hanmi Financial Corp.	21,633	512,269
HarborOne Bancorp, Inc.	31,814	426,944
HBT Financial, Inc.	7,207	130,807
Heartland Financial U.S.A., Inc.	29,320	1,271,315
Heritage Commerce Corp.	41,788	473,876
Heritage Financial Corp., Washington	24,705	653,941
Hilltop Holdings, Inc.	35,588	884,362
Home Bancshares, Inc.	135,374	3,047,269
HomeStreet, Inc.	12,818	369,287
HomeTrust Bancshares, Inc.	8,303	183,496
Hope Bancorp, Inc.	82,398	1,041,511
Horizon Bancorp, Inc. Indiana	28,631	514,213
Independent Bank Corp.	14,431	275,632
Independent Bank Corp.	32,630	2,431,914
Independent Bank Group, Inc.	25,467	1,563,419
International Bancshares Corp.	38,130	1,620,525
John Marshall Bankcorp, Inc.	8,230	202,129
Lakeland Bancorp, Inc.	44,381	710,540
Lakeland Financial Corp.	1,462	106,448
Live Oak Bancshares, Inc.	4,906	150,124
Macatawa Bank Corp.	18,735	173,486
Mercantile Bank Corp.	11,013	327,196
Metrocity Bankshares, Inc.	10,242	201,153
Metropolitan Bank Holding Corp. (a)	6,830	439,579
Mid Penn Bancorp, Inc.	10,267	294,971
Midland States Bancorp, Inc.	15,134	356,708
MidWestOne Financial Group, Inc.	10,140	276,721
MVB Financial Corp.	7,341	204,300
National Bank Holdings Corp.	19,392	717,310
NBT Bancorp, Inc.	29,762	1,129,468
Nicolet Bankshares, Inc. (a)	7,792	548,868
Northeast Bank	4,680	171,616
Northwest Bancshares, Inc.	86,686	1,171,128
OceanFirst Financial Corp.	41,243	768,770
OFG Bancorp	33,287	836,502
Old National Bancorp, Indiana	208,860	3,439,924
Old Second Bancorp, Inc.	30,362	396,224
Origin Bancorp, Inc.	15,964	614,135
Orrstown Financial Services, Inc.	7,323	175,166
Pacific Premier Bancorp, Inc.	66,749	2,066,549
Park National Corp.	10,243	1,275,049
Parke Bancorp, Inc.	7,250	151,960
Pathward Financial, Inc.	14,851	489,489
PCB Bancorp	8,369	151,228
PCSB Financial Corp.	8,873	159,093
Peapack-Gladstone Financial Corp.	12,342	415,308
Peoples Bancorp, Inc.	19,863	574,637
Peoples Financial Services Corp.	4,992	233,825
Preferred Bank, Los Angeles	9,496	619,424
Premier Financial Corp.	25,295	650,082
Primis Financial Corp.	15,804	191,703
Professional Holdings Corp. (A Shares) (a)	8,575	222,436
QCR Holdings, Inc.	11,412	581,327
RBB Bancorp	10,404	216,195
Red River Bancshares, Inc.	3,126	154,518
Renasant Corp.	39,032	1,220,921
Republic Bancorp, Inc., Kentucky Class A	6,192	237,154
Republic First Bancorp, Inc. (a)(b)	34,313	97,106
S&T Bancorp, Inc.	27,895	817,602
Sandy Spring Bancorp, Inc.	31,182	1,099,477
Seacoast Banking Corp., Florida	43,056	1,301,583
Shore Bancshares, Inc.	12,694	219,860
Sierra Bancorp	9,783	193,214
Silvergate Capital Corp. (a)	4,656	350,830
Simmons First National Corp. Class A	87,449	1,905,514
SmartFinancial, Inc.	11,071	273,564
South Plains Financial, Inc.	7,130	196,503
Southern First Bancshares, Inc. (a)	5,433	226,339
Southside Bancshares, Inc.	21,831	771,944
Southstate Corp.	53,423	4,226,796
Stock Yards Bancorp, Inc.	3,215	218,652
Summit Financial Group, Inc.	7,934	213,742
Texas Capital Bancshares, Inc. (a)	35,599	2,101,409
The Bank of NT Butterfield & Son Ltd. (a)	33,296	1,080,788
The First Bancorp, Inc.	6,977	192,216
Third Coast Bancshares, Inc.	8,599	147,129
Tompkins Financial Corp.	9,918	720,245
TowneBank	47,955	1,286,633
Trico Bancshares	22,271	994,400
Triumph Bancorp, Inc. (a)	10,526	572,088
Trustmark Corp.	43,579	1,334,825
UMB Financial Corp.	31,363	2,643,587
United Bankshares, Inc., West Virginia	92,999	3,324,714
United Community Bank, Inc.	75,707	2,505,902
Unity Bancorp, Inc.	4,988	125,249
Univest Corp. of Pennsylvania	20,887	490,427
USCB Financial Holdings, Inc. (a)	7,674	100,606
Valley National Bancorp	306,818	3,313,634
Veritex Holdings, Inc.	32,138	854,549
Washington Federal, Inc.	46,106	1,382,258
Washington Trust Bancorp, Inc.	12,224	568,172
WesBanco, Inc.	41,554	1,386,657
West Bancorp., Inc.	9,385	195,302
Westamerica Bancorp.	13,954	729,655
		141,348,987
Capital Markets - 0.9%
Artisan Partners Asset Management, Inc.	14,889	400,961
Assetmark Financial Holdings, Inc. (a)	15,375	281,209
Associated Capital Group, Inc.	1,134	41,686
Bakkt Holdings, Inc. Class A (a)(b)	45,219	103,099
BGC Partners, Inc. Class A	227,961	715,798
BrightSphere Investment Group, Inc.	1,740	25,943
Cowen Group, Inc. Class A	18,694	722,336
Donnelley Financial Solutions, Inc. (a)	17,226	636,845
GAMCO Investors, Inc. Class A	360	6,138
GCM Grosvenor, Inc. Class A	4,177	32,957
Manning & Napier, Inc. Class A	6,924	84,957
MarketWise, Inc. Class A (a)	9,491	21,639
Moelis & Co. Class A	22,691	767,183
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,795	179,529
Perella Weinberg Partners Class A	2,346	14,850
Piper Jaffray Companies	12,102	1,267,563
Sculptor Capital Management, Inc. Class A	9,524	84,192
Silvercrest Asset Management Group Class A	488	7,979
StoneX Group, Inc. (a)	11,119	922,210
Value Line, Inc.	64	2,810
Victory Capital Holdings, Inc.	8,264	192,634
Virtus Investment Partners, Inc.	4,419	704,919
		7,217,437
Consumer Finance - 1.2%
Atlanticus Holdings Corp. (a)(b)	1,089	28,564
Bread Financial Holdings, Inc.	35,736	1,123,897
Consumer Portfolio Services, Inc. (a)(b)	6,770	49,218
CURO Group Holdings Corp.	3,237	12,980
Encore Capital Group, Inc. (a)(b)	16,898	768,521
Enova International, Inc. (a)	22,328	653,541
EZCORP, Inc. (non-vtg.) Class A (a)	35,538	273,998
FirstCash Holdings, Inc.	13,814	1,013,257
Green Dot Corp. Class A (a)	30,674	582,193
LendingClub Corp. (a)	69,238	765,080
MoneyLion, Inc. (a)	82,770	73,881
Navient Corp.	79,190	1,163,301
Nelnet, Inc. Class A (b)	10,380	821,992
Oportun Financial Corp. (a)	19,705	86,111
OppFi, Inc. Class A (a)(b)	9,506	21,864
PRA Group, Inc. (a)	27,468	902,598
PROG Holdings, Inc. (a)	30,070	450,449
Regional Management Corp.	5,510	154,500
Sunlight Financial Holdings, Inc. Class A (a)(b)	17,097	21,200
World Acceptance Corp. (a)(b)	850	82,297
		9,049,442
Diversified Financial Services - 0.6%
A-Mark Precious Metals, Inc.	12,874	365,493
Alerus Financial Corp.	10,905	241,001
Banco Latinoamericano de Comercio Exterior SA Series E	19,679	257,008
Cannae Holdings, Inc. (a)	50,923	1,052,069
Compass Diversified Holdings	44,236	798,902
Jackson Financial, Inc.	54,497	1,512,292
SWK Holdings Corp. (a)	2,550	43,350
		4,270,115
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	31,586	402,722
American Equity Investment Life Holding Co.	51,602	1,924,239
Amerisafe, Inc.	13,667	638,659
Argo Group International Holdings, Ltd.	22,681	436,836
Bright Health Group, Inc. (a)(b)	137,273	144,137
CNO Financial Group, Inc.	80,804	1,452,048
Crawford & Co. Class A	11,158	64,047
Donegal Group, Inc. Class A	11,115	149,941
eHealth, Inc. (a)	12,776	49,954
Employers Holdings, Inc.	19,396	668,968
Enstar Group Ltd. (a)	7,989	1,354,855
Genworth Financial, Inc. Class A (a)	357,779	1,252,227
Goosehead Insurance (a)(b)	1,660	59,162
Greenlight Capital Re, Ltd. (a)	18,486	137,536
Hippo Holdings, Inc. (a)(b)	11,282	209,055
Horace Mann Educators Corp.	29,353	1,035,867
Investors Title Co.	789	111,249
James River Group Holdings Ltd.	26,254	598,854
Lemonade, Inc. (a)(b)	33,187	702,901
MBIA, Inc. (a)	34,093	313,656
Mercury General Corp.	19,117	543,305
National Western Life Group, Inc.	1,613	275,500
NI Holdings, Inc. (a)	5,983	79,933
Oscar Health, Inc. (a)	84,394	421,126
ProAssurance Corp.	38,472	750,589
Root, Inc. (a)(b)	5,461	43,033
Safety Insurance Group, Inc.	10,127	825,958
Selective Insurance Group, Inc.	42,526	3,461,616
Selectquote, Inc. (a)	94,812	69,213
Siriuspoint Ltd. (a)	59,962	296,812
Stewart Information Services Corp.	19,172	836,666
Tiptree, Inc.	17,628	189,677
Trean Insurance Group, Inc. (a)	16,062	54,611
United Fire Group, Inc.	15,258	438,362
Universal Insurance Holdings, Inc.	15,275	150,459
		20,143,773
Mortgage Real Estate Investment Trusts - 2.4%
Angel Oak Mortgage, Inc.	8,621	103,280
Apollo Commercial Real Estate Finance, Inc.	101,477	842,259
Arbor Realty Trust, Inc.	118,583	1,363,705
Ares Commercial Real Estate Corp.	37,431	391,154
Armour Residential REIT, Inc.	82,361	401,098
Blackstone Mortgage Trust, Inc.	122,069	2,849,090
BrightSpire Capital, Inc.	67,886	428,361
Broadmark Realty Capital, Inc.	94,673	483,779
Chimera Investment Corp.	167,292	873,264
Claros Mortgage Trust, Inc.	65,758	771,999
Dynex Capital, Inc.	31,946	372,171
Ellington Financial LLC	41,332	469,945
Franklin BSP Realty Trust, Inc.	60,477	651,337
Granite Point Mortgage Trust, Inc.	38,172	245,828
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,859	1,701,790
Invesco Mortgage Capital, Inc.	23,949	265,834
KKR Real Estate Finance Trust, Inc.	41,253	670,361
Ladder Capital Corp. Class A	82,345	737,811
MFA Financial, Inc.	74,021	575,883
New York Mortgage Trust, Inc.	275,794	645,358
Nexpoint Real Estate Finance, Inc.	5,919	88,667
Orchid Island Capital, Inc.	25,918	212,528
PennyMac Mortgage Investment Trust	52,741	621,289
Ready Capital Corp.	53,810	545,633
Redwood Trust, Inc.	84,216	483,400
TPG RE Finance Trust, Inc.	50,116	350,812
Two Harbors Investment Corp.	249,641	828,808
		17,975,444
Thrifts & Mortgage Finance - 2.7%
Axos Financial, Inc. (a)	36,697	1,256,138
Blue Foundry Bancorp (a)	18,820	209,843
Bridgewater Bancshares, Inc. (a)	11,536	189,998
Capitol Federal Financial, Inc.	92,928	771,302
Columbia Financial, Inc. (a)	16,042	338,967
Enact Holdings, Inc. (b)	21,461	475,790
Essent Group Ltd.	75,152	2,620,550
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	6,478	642,229
Finance of America Companies, Inc. (a)(b)	26,967	39,911
Flagstar Bancorp, Inc.	37,210	1,242,814
Hingham Institution for Savings	978	245,586
Home Bancorp, Inc.	5,274	205,633
Home Point Capital, Inc.	5,776	8,895
Kearny Financial Corp.	43,198	458,763
Luther Burbank Corp.	10,542	122,498
Merchants Bancorp	11,289	260,437
Mr. Cooper Group, Inc. (a)	50,159	2,031,440
NMI Holdings, Inc. (a)	55,206	1,124,546
Northfield Bancorp, Inc.	30,856	441,549
PennyMac Financial Services, Inc.	20,035	859,502
Pioneer Bancorp, Inc. (a)	8,257	78,607
Provident Bancorp, Inc.	10,274	147,021
Provident Financial Services, Inc.	52,128	1,016,496
Radian Group, Inc.	115,507	2,228,130
Southern Missouri Bancorp, Inc.	5,632	287,401
Sterling Bancorp, Inc. (a)(b)	12,111	73,029
Trustco Bank Corp., New York	13,372	420,148
Velocity Financial, Inc. (a)	5,581	60,498
Walker & Dunlop, Inc.	6,704	561,326
Waterstone Financial, Inc.	13,801	223,024
WSFS Financial Corp.	45,026	2,091,908
		20,733,979
TOTAL FINANCIALS		220,739,177
HEALTH CARE - 12.1%
Biotechnology - 6.7%
2seventy bio, Inc. (a)	26,763	389,402
4D Molecular Therapeutics, Inc. (a)(b)	21,493	172,804
Adicet Bio, Inc. (a)	20,103	285,865
ADMA Biologics, Inc. (a)(b)	73,797	179,327
Aerovate Therapeutics, Inc. (a)(b)	6,516	108,035
Affimed NV (a)	5,553	11,439
Agios Pharmaceuticals, Inc. (a)(b)	38,812	1,097,603
Akero Therapeutics, Inc. (a)(b)	18,625	634,181
Allogene Therapeutics, Inc. (a)(b)	56,902	614,542
Allovir, Inc. (a)	22,231	175,403
Alpine Immune Sciences, Inc. (a)(b)	6,099	43,913
ALX Oncology Holdings, Inc. (a)	15,367	147,062
AnaptysBio, Inc. (a)(b)	14,427	368,033
Anika Therapeutics, Inc. (a)	10,423	248,067
Arbutus Biopharma Corp. (a)(b)	35,278	67,381
Arcellx, Inc.	21,110	396,235
Arcturus Therapeutics Holdings, Inc. (a)	1,355	20,081
Arcus Biosciences, Inc. (a)	36,544	955,991
Atara Biotherapeutics, Inc. (a)	60,051	226,993
Avidity Biosciences, Inc. (a)(b)	36,575	597,270
BioCryst Pharmaceuticals, Inc. (a)(b)	41,023	516,890
Biohaven Pharmaceutical Holding Co. Ltd. (a)	17,045	2,576,693
BioXcel Therapeutics, Inc. (a)(b)	13,557	160,244
bluebird bio, Inc. (a)(b)	54,931	347,713
BridgeBio Pharma, Inc. (a)(b)	28,195	280,258
C4 Therapeutics, Inc. (a)	29,926	262,451
Caribou Biosciences, Inc. (a)	40,051	422,538
Celldex Therapeutics, Inc. (a)	25,787	724,873
Century Therapeutics, Inc. (a)	14,276	141,190
ChemoCentryx, Inc. (a)	11,725	605,714
Chimerix, Inc. (a)	19,709	38,038
Chinook Therapeutics, Inc. (a)	35,605	699,994
Chinook Therapeutics, Inc. rights (a)(c)	488	0
Cogent Biosciences, Inc. (a)	45,681	681,561
Crinetics Pharmaceuticals, Inc. (a)	32,374	635,825
CTI BioPharma Corp. (a)	57,269	333,306
Cullinan Oncology, Inc. (a)	21,632	277,322
Cytokinetics, Inc. (a)(b)	5,626	272,580
Day One Biopharmaceuticals, Inc. (a)	19,773	396,053
Deciphera Pharmaceuticals, Inc. (a)	22,952	424,612
Design Therapeutics, Inc. (a)	24,188	404,423
Dyne Therapeutics, Inc. (a)	22,648	287,630
Editas Medicine, Inc. (a)(b)	49,367	604,252
Eiger Biopharmaceuticals, Inc. (a)(b)	3,042	22,906
Emergent BioSolutions, Inc. (a)	35,933	754,234
Enanta Pharmaceuticals, Inc. (a)	12,484	647,545
Enochian Biosciences, Inc. (a)(b)	13,826	25,025
EQRx, Inc. (a)	143,440	710,028
Erasca, Inc. (a)	46,051	359,198
FibroGen, Inc. (a)	7,060	91,851
Forma Therapeutics Holdings, Inc. (a)	25,827	515,249
Gelesis Holdings, Inc. Class A (a)(b)	9,196	9,932
Generation Bio Co. (a)	34,236	181,793
Geron Corp. (a)	79,198	185,323
HilleVax, Inc. (b)	7,398	126,432
Icosavax, Inc. (a)(b)	15,775	49,849
Ideaya Biosciences, Inc. (a)(b)	25,436	379,505
IGM Biosciences, Inc. (a)(b)	1,739	39,545
Imago BioSciences, Inc. (a)(b)	7,685	115,659
ImmunityBio, Inc. (a)(b)	13,162	65,415
ImmunoGen, Inc. (a)	77,801	371,889
Immunovant, Inc. (a)(b)	28,333	158,098
Inovio Pharmaceuticals, Inc. (a)(b)	175,960	303,531
Instil Bio, Inc. (a)(b)	49,502	239,590
Intellia Therapeutics, Inc. (a)	18,496	1,035,036
Invivyd, Inc. (a)(b)	36,424	114,007
Iovance Biotherapeutics, Inc. (a)	107,217	1,027,139
iTeos Therapeutics, Inc. (a)	16,719	318,497
Janux Therapeutics, Inc. (a)(b)	12,167	164,741
Jounce Therapeutics, Inc. (a)	30,334	70,982
Kalvista Pharmaceuticals, Inc. (a)	17,524	254,273
Keros Therapeutics, Inc. (a)	666	25,055
Kezar Life Sciences, Inc. (a)(b)	37,350	321,584
Kiniksa Pharmaceuticals Ltd. (a)	1,160	14,894
Kinnate Biopharma, Inc. (a)(b)	20,797	248,524
Kodiak Sciences, Inc. (a)	23,837	184,498
Kronos Bio, Inc. (a)(b)	28,757	96,336
Krystal Biotech, Inc. (a)(b)	10,144	707,037
Kura Oncology, Inc. (a)(b)	45,312	618,962
Kymera Therapeutics, Inc. (a)(b)	26,999	587,768
Lexicon Pharmaceuticals, Inc. (a)	37,274	89,458
Ligand Pharmaceuticals, Inc. Class B (a)	9,466	815,117
Lyell Immunopharma, Inc. (a)(b)	123,158	902,748
Macrogenics, Inc. (a)	42,707	147,766
MannKind Corp. (a)(b)	158,635	490,182
MeiraGTx Holdings PLC (a)	20,156	169,512
Mersana Therapeutics, Inc. (a)	64,387	435,256
MiMedx Group, Inc. (a)	80,714	231,649
Monte Rosa Therapeutics, Inc. (a)(b)	20,340	166,178
Morphic Holding, Inc. (a)	2,721	77,004
Myriad Genetics, Inc. (a)	56,798	1,083,706
Nkarta, Inc. (a)(b)	23,065	303,535
Nurix Therapeutics, Inc. (a)	33,165	432,140
Nuvalent, Inc. Class A (a)(b)	12,107	235,360
Pardes Biosciences, Inc. (a)	24,480	45,288
PepGen, Inc.	5,513	50,058
PMV Pharmaceuticals, Inc. (a)(b)	26,144	311,114
Point Biopharma Global, Inc. (a)	3,152	24,365
Praxis Precision Medicines, Inc. (a)(b)	24,457	55,517
Precigen, Inc. (a)(b)	11,767	24,946
Protagonist Therapeutics, Inc. (a)	32,749	276,074
PTC Therapeutics, Inc. (a)	12,226	613,745
Rallybio Corp. (a)(b)	2,484	35,943
RAPT Therapeutics, Inc. (a)	5,682	136,709
Recursion Pharmaceuticals, Inc. (a)(b)	88,333	939,863
REGENXBIO, Inc. (a)	28,661	757,510
Relay Therapeutics, Inc. (a)(b)	50,049	1,119,596
Replimune Group, Inc. (a)	29,082	502,246
Revolution Medicines, Inc. (a)	45,563	898,502
Rocket Pharmaceuticals, Inc. (a)(b)	31,205	498,032
Sage Therapeutics, Inc. (a)	37,045	1,450,682
Sana Biotechnology, Inc. (a)(b)	63,384	380,304
Sangamo Therapeutics, Inc. (a)	86,611	424,394
Sorrento Therapeutics, Inc. (a)(b)	229,195	359,836
SpringWorks Therapeutics, Inc. (a)(b)	19,958	569,402
Stoke Therapeutics, Inc. (a)	16,060	206,210
Sutro Biopharma, Inc. (a)	34,860	193,473
Syndax Pharmaceuticals, Inc. (a)	29,060	698,312
Talaris Therapeutics, Inc. (a)	16,433	43,219
Tango Therapeutics, Inc. (a)	33,075	119,732
Tenaya Therapeutics, Inc. (a)(b)	19,818	57,472
Travere Therapeutics, Inc. (a)	3,972	97,870
Twist Bioscience Corp. (a)	12,263	432,148
Tyra Biosciences, Inc. (b)	9,310	81,835
Vanda Pharmaceuticals, Inc. (a)	39,286	388,146
Vaxart, Inc. (a)(b)	69,665	151,870
VBI Vaccines, Inc. (a)	136,044	96,020
Vera Therapeutics, Inc. (a)	931	19,840
Veracyte, Inc. (a)(b)	50,945	845,687
Verve Therapeutics, Inc. (a)	27,567	946,926
Vir Biotechnology, Inc. (a)	51,651	995,831
Viridian Therapeutics, Inc. (a)	5,102	104,642
VistaGen Therapeutics, Inc. (a)(b)	28,483	4,332
Xencor, Inc. (a)	40,796	1,059,880
Zentalis Pharmaceuticals, Inc. (a)	1,715	37,147
		50,610,046
Health Care Equipment & Supplies - 1.1%
Alphatec Holdings, Inc. (a)	5,522	48,262
Angiodynamics, Inc. (a)	26,599	544,216
Artivion, Inc. (a)	4,129	57,145
Atricure, Inc. (a)	11,444	447,460
Avanos Medical, Inc. (a)	33,046	719,742
BioLife Solutions, Inc. (a)	22,254	506,279
Bioventus, Inc. (a)(b)	22,406	156,842
Butterfly Network, Inc. Class A (a)(b)	94,906	446,058
Cardiovascular Systems, Inc. (a)	12,876	178,461
CryoPort, Inc. (a)(b)	5,728	139,534
Cue Health, Inc. (b)	77,412	233,010
Embecta Corp.	5,624	161,915
Figs, Inc. Class A (a)(b)	13,490	111,293
Inari Medical, Inc. (a)(b)	3,075	223,368
Inogen, Inc. (a)	15,542	377,360
Integer Holdings Corp. (a)	23,423	1,457,613
LivaNova PLC (a)	9,083	461,144
Merit Medical Systems, Inc. (a)	5,606	316,795
Nano-X Imaging Ltd. (a)(b)	29,576	339,237
Neogen Corp. (a)	6,192	86,502
OraSure Technologies, Inc. (a)	51,051	193,483
Orthofix International NV (a)	13,776	263,259
RxSight, Inc. (a)	944	11,328
Seaspine Holdings Corp. (a)	25,520	144,954
Sight Sciences, Inc. (a)(b)	13,839	87,878
Tactile Systems Technology, Inc. (a)	8,944	69,674
Tenon Medical, Inc. (b)	354	464
Utah Medical Products, Inc.	195	16,635
Varex Imaging Corp. (a)(b)	27,571	582,851
ViewRay, Inc. (a)	11,875	43,225
Zimvie, Inc. (a)	14,789	145,967
		8,571,954
Health Care Providers & Services - 1.9%
1Life Healthcare, Inc. (a)	128,471	2,203,278
23andMe Holding Co. Class A (a)(b)	105,320	301,215
Accolade, Inc. (a)	46,475	530,745
AdaptHealth Corp. (a)	51,420	965,668
Addus HomeCare Corp. (a)	6,699	638,013
ATI Physical Therapy, Inc. (a)(b)	52,630	52,630
Aveanna Healthcare Holdings, Inc. (a)(b)	31,335	47,003
Brookdale Senior Living, Inc. (a)	132,680	566,544
CareMax, Inc. Class A (a)	42,407	300,666
Castle Biosciences, Inc. (a)	17,529	457,156
Community Health Systems, Inc. (a)	88,970	191,286
Covetrus, Inc. (a)	75,405	1,574,456
Cross Country Healthcare, Inc. (a)	22,680	643,432
Fulgent Genetics, Inc. (a)	15,387	586,552
Hims & Hers Health, Inc. (a)(b)	13,189	73,595
Innovage Holding Corp. (a)	11,923	70,107
Invitae Corp. (a)(b)	168,668	414,923
LifeStance Health Group, Inc. (a)	48,205	319,117
Modivcare, Inc. (a)	6,224	620,408
National Healthcare Corp.	8,935	565,943
Opko Health, Inc. (a)(b)	288,242	544,777
Owens & Minor, Inc.	46,452	1,119,493
P3 Health Partners, Inc. Class A (a)	6,737	31,125
Patterson Companies, Inc.	13,276	318,890
Pediatrix Medical Group, Inc. (a)	59,324	979,439
PetIQ, Inc. Class A (a)	4,051	27,952
Select Medical Holdings Corp.	11,233	248,249
Sema4 Holdings Corp. Class A (a)	112,123	98,388
Surgery Partners, Inc. (a)	3,262	76,331
		14,567,381
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	77,722	1,183,706
American Well Corp. (a)(b)	163,951	588,584
Computer Programs & Systems, Inc. (a)	10,225	285,073
Convey Health Solutions Holdin (a)	11,441	120,245
Health Catalyst, Inc. (a)	39,246	380,686
HealthStream, Inc. (a)	16,233	345,114
MultiPlan Corp. Class A (a)(b)	269,075	769,555
Nextgen Healthcare, Inc. (a)	20,988	371,488
Pear Therapeutics, Inc. Class A (a)	28,095	57,314
Phreesia, Inc. (a)	18,405	468,959
Sharecare, Inc. Class A (a)(b)	210,261	399,496
		4,970,220
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)	84,863	839,295
Absci Corp. (a)	37,350	116,906
Adaptive Biotechnologies Corp. (a)	75,623	538,436
Alpha Teknova, Inc. (a)	4,413	14,739
Berkeley Lights, Inc. (a)	39,631	113,345
BioNano Genomics, Inc. (a)(b)	208,263	381,121
Inotiv, Inc. (a)(b)	12,376	208,536
MaxCyte, Inc. (a)	61,902	402,363
Nanostring Technologies, Inc. (a)	3,387	43,252
Nautilus Biotechnology, Inc. (a)	33,855	71,773
NeoGenomics, Inc. (a)	89,853	773,634
Pacific Biosciences of California, Inc. (a)(b)	161,264	936,138
Quanterix Corp. (a)	21,079	232,291
Quantum-Si, Inc. (a)	64,786	178,162
Science 37 Holdings, Inc. (a)	4,318	6,952
Seer, Inc. (a)(b)	36,709	284,128
Singular Genomics Systems, Inc. (a)(b)	39,522	98,805
SomaLogic, Inc. Class A (a)	92,956	269,572
		5,509,448
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc. (a)	5,077	76,815
Amylyx Pharmaceuticals, Inc.	20,251	570,066
AN2 Therapeutics, Inc. (b)	2,677	46,526
ANI Pharmaceuticals, Inc. (a)	8,969	288,264
Atea Pharmaceuticals, Inc. (a)	54,181	308,290
Athira Pharma, Inc. (a)(b)	24,107	71,598
Cara Therapeutics, Inc. (a)(b)	31,898	298,565
CinCor Pharma, Inc.	14,308	469,589
DICE Therapeutics, Inc.	20,281	411,299
Edgewise Therapeutics, Inc. (a)	21,107	207,693
Eyepoint Pharmaceuticals, Inc. (a)(b)	10,077	79,709
Fulcrum Therapeutics, Inc. (a)	24,441	197,728
Liquidia Technologies, Inc. (a)	12,513	68,071
Nektar Therapeutics (a)	129,243	413,578
NGM Biopharmaceuticals, Inc. (a)	11,320	148,066
Nuvation Bio, Inc. (a)(b)	82,594	185,011
Phibro Animal Health Corp. Class A	845	11,230
Prestige Brands Holdings, Inc. (a)	35,443	1,766,125
Provention Bio, Inc. (a)(b)	6,175	27,788
Reata Pharmaceuticals, Inc. (a)(b)	3,251	81,698
Relmada Therapeutics, Inc. (a)	5,360	198,427
Supernus Pharmaceuticals, Inc. (a)	34,989	1,184,378
Tarsus Pharmaceuticals, Inc. (a)(b)	13,078	223,895
Theravance Biopharma, Inc. (a)	4,965	50,345
Theseus Pharmaceuticals, Inc. (b)	12,063	69,965
Tricida, Inc. (a)(b)	19,167	200,870
Zogenix, Inc. rights (a)(c)	35,444	24,102
		7,679,691
TOTAL HEALTH CARE		91,908,740
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.1%
AAR Corp. (a)	24,170	865,769
Aerojet Rocketdyne Holdings, Inc. (a)	14,046	561,700
AerSale Corp. (a)	11,379	210,967
Archer Aviation, Inc. Class A (a)(b)	101,186	264,095
Astra Space, Inc. Class A (a)(b)	108,375	66,217
Astronics Corp. (a)	17,929	140,922
Ducommun, Inc. (a)	7,902	313,393
Kaman Corp.	20,038	559,661
Kratos Defense & Security Solutions, Inc. (a)	88,262	896,742
Maxar Technologies, Inc.	52,315	979,337
Momentus, Inc. Class A (a)(b)	25,944	35,543
Moog, Inc. Class A	16,956	1,192,855
National Presto Industries, Inc.	3,686	239,774
Park Aerospace Corp.	14,171	156,448
Parsons Corp. (a)	24,014	941,349
Redwire Corp. (a)	11,490	27,346
Terran Orbital Corp. Class A (a)(b)	17,040	30,161
Triumph Group, Inc. (a)	45,749	392,984
V2X, Inc. (a)	8,566	303,236
Virgin Galactic Holdings, Inc. (a)(b)	85,504	402,724
		8,581,223
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	26,217	631,568
Atlas Air Worldwide Holdings, Inc. (a)	19,960	1,907,577
Hub Group, Inc. Class A (a)	23,945	1,651,726
Radiant Logistics, Inc. (a)	20,264	115,302
		4,306,173
Airlines - 0.4%
Allegiant Travel Co. (a)	6,223	454,155
Blade Air Mobility, Inc. (a)	39,814	160,450
Hawaiian Holdings, Inc. (a)	35,704	469,508
Joby Aviation, Inc. (a)(b)	16,235	70,298
SkyWest, Inc. (a)	35,560	578,206
Spirit Airlines, Inc. (a)	77,636	1,461,110
Wheels Up Experience, Inc. Class A (a)	112,860	129,789
		3,323,516
Building Products - 0.7%
American Woodmark Corp. (a)	11,134	488,337
Caesarstone Sdot-Yam Ltd.	16,055	149,472
Gibraltar Industries, Inc. (a)	22,620	925,837
Griffon Corp.	16,142	476,512
Jeld-Wen Holding, Inc. (a)	37,529	328,379
Quanex Building Products Corp.	23,582	428,249
Resideo Technologies, Inc. (a)	103,037	1,963,885
UFP Industries, Inc.	5,288	381,582
View, Inc. Class A (a)(b)	79,392	106,385
		5,248,638
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	47,773	1,826,362
ACCO Brands Corp.	65,641	321,641
ACV Auctions, Inc. Class A (a)	41,915	301,369
Brady Corp. Class A	7,335	306,090
BrightView Holdings, Inc. (a)	31,549	250,499
CompX International, Inc. Class A	1,143	18,562
CoreCivic, Inc. (a)	83,144	734,993
Deluxe Corp.	30,926	514,918
Ennis, Inc.	18,247	367,312
Harsco Corp. (a)	55,827	208,793
Healthcare Services Group, Inc.	27,585	333,503
Heritage-Crystal Clean, Inc. (a)	11,154	329,824
Interface, Inc.	7,861	70,670
KAR Auction Services, Inc. (a)	81,801	913,717
Kimball International, Inc. Class B	26,111	164,238
Li-Cycle Holdings Corp. (a)	59,924	318,796
Matthews International Corp. Class A	21,345	478,341
Millerknoll, Inc.	54,083	843,695
NL Industries, Inc.	5,953	46,017
Quad/Graphics, Inc. (a)(b)	23,977	61,381
Steelcase, Inc. Class A	62,152	405,231
The GEO Group, Inc. (a)	84,502	650,665
UniFirst Corp.	10,685	1,797,538
Viad Corp. (a)	14,502	457,973
VSE Corp.	7,590	268,686
		11,990,814
Construction & Engineering - 0.9%
API Group Corp. (a)	147,374	1,955,653
Arcosa, Inc.	34,513	1,973,453
Argan, Inc.	9,555	307,384
Concrete Pumping Holdings, Inc. (a)	18,652	120,305
Fluor Corp. (a)(b)	8,806	219,181
Granite Construction, Inc.	31,507	799,963
Great Lakes Dredge & Dock Corp. (a)	35,156	266,482
IES Holdings, Inc. (a)	2,001	55,268
Northwest Pipe Co. (a)	5,536	155,562
Primoris Services Corp.	35,752	580,970
Sterling Construction Co., Inc. (a)	3,291	70,658
Tutor Perini Corp. (a)	29,841	164,722
		6,669,601
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	861	24,642
AZZ, Inc.	17,529	639,984
Encore Wire Corp.	13,157	1,520,160
EnerSys	25,735	1,497,005
ESS Tech, Inc. Class A (a)	5,662	23,158
FuelCell Energy, Inc. (a)(b)	76,215	259,893
NuScale Power Corp. (a)(b)	22,326	260,768
Powell Industries, Inc.	6,493	136,872
Preformed Line Products Co.	1,777	126,434
Stem, Inc. (a)(b)	5,594	74,624
Thermon Group Holdings, Inc. (a)	23,541	362,767
		4,926,307
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	2,134	47,161
Machinery - 3.2%
Alamo Group, Inc.	1,078	131,807
Albany International Corp. Class A	17,884	1,409,796
Altra Industrial Motion Corp.	46,296	1,556,472
Astec Industries, Inc.	16,315	508,865
Barnes Group, Inc.	34,947	1,009,269
CIRCOR International, Inc. (a)	9,341	154,033
Columbus McKinnon Corp. (NY Shares)	20,020	523,723
Desktop Metal, Inc. (a)(b)	188,826	489,059
EnPro Industries, Inc.	14,811	1,258,639
ESCO Technologies, Inc.	16,722	1,228,064
Fathom Digital Manufacturing Corp. (a)(b)	7,062	14,336
Gorman-Rupp Co.	13,238	314,932
Hillenbrand, Inc.	24,648	905,075
Hillman Solutions Corp. Class A (a)	96,079	724,436
Hydrofarm Holdings Group, Inc. (a)(b)	30,916	59,977
Hyliion Holdings Corp. Class A (a)(b)	94,969	272,561
Hyster-Yale Materials Handling Class A	7,712	165,885
Kennametal, Inc.	57,879	1,191,150
Luxfer Holdings PLC sponsored	11,706	169,737
Manitowoc Co., Inc. (a)	24,784	192,076
Markforged Holding Corp. (a)	67,719	134,084
Microvast Holdings, Inc. (a)	49,012	88,712
Miller Industries, Inc.	7,499	159,654
Mueller Industries, Inc.	25,529	1,517,444
Proterra, Inc. Class A (a)	85,670	426,637
Proto Labs, Inc. (a)	16,501	601,131
RBC Bearings, Inc. (a)	17,395	3,614,855
REV Group, Inc.	24,030	265,051
SPX Corp. (a)	31,177	1,721,594
Standex International Corp.	8,526	696,148
Tennant Co.	7,327	414,415
Terex Corp.	24,194	719,530
The Greenbrier Companies, Inc.	22,720	551,414
Trinity Industries, Inc.	49,810	1,063,444
Wabash National Corp.	4,500	70,020
		24,324,025
Marine - 0.5%
Costamare, Inc. (b)	37,617	336,672
Eagle Bulk Shipping, Inc. (b)	9,593	414,226
Eneti, Inc.	16,656	111,096
Genco Shipping & Trading Ltd.	26,200	328,286
Golden Ocean Group Ltd. (a)(b)	87,621	654,529
Matson, Inc.	27,473	1,690,139
Safe Bulkers, Inc.	51,960	128,341
		3,663,289
Professional Services - 0.7%
Alight, Inc. Class A (a)(b)	241,770	1,772,174
Atlas Technical Consultants, Inc. (a)(b)	3,895	25,902
Barrett Business Services, Inc.	488	38,064
First Advantage Corp. (a)	38,699	496,508
Heidrick & Struggles International, Inc.	13,982	363,392
Huron Consulting Group, Inc. (a)	5,896	390,610
ICF International, Inc.	3,904	425,614
Kelly Services, Inc. Class A (non-vtg.)	24,089	327,370
Planet Labs PBC Class A (a)(b)	14,081	76,460
Resources Connection, Inc.	22,917	414,110
Skillsoft Corp. (a)	57,541	105,300
Spire Global, Inc. (a)	88,763	95,864
Sterling Check Corp. (b)	1,141	20,127
TrueBlue, Inc. (a)	22,995	438,745
Willdan Group, Inc. (a)	7,460	110,483
		5,100,723
Road & Rail - 0.5%
ArcBest Corp.	11,740	853,850
Bird Global, Inc. Class A (a)(b)	120,946	42,682
Covenant Transport Group, Inc. Class A	7,192	206,410
Heartland Express, Inc.	33,326	476,895
Marten Transport Ltd.	10,604	203,173
TuSimple Holdings, Inc. (a)(b)	99,915	759,354
Universal Logistics Holdings, Inc.	1,282	40,665
Werner Enterprises, Inc.	39,631	1,490,126
		4,073,155
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc.	12,172	134,014
Beacon Roofing Supply, Inc. (a)	10,964	599,950
BlueLinx Corp. (a)	6,424	398,930
Boise Cascade Co.	22,314	1,326,790
Custom Truck One Source, Inc. Class A (a)	29,521	172,107
Distribution Solutions Group I (a)	426	12,000
DXP Enterprises, Inc. (a)	10,829	256,431
GATX Corp.	23,885	2,033,808
Global Industrial Co.	2,524	67,719
NOW, Inc. (a)	78,734	791,277
Rush Enterprises, Inc.:
Class A	31,605	1,386,195
Class B	3,467	166,104
Textainer Group Holdings Ltd. (b)	27,681	743,512
Titan Machinery, Inc. (a)	14,454	408,470
Triton International Ltd.	43,779	2,396,025
		10,893,332
TOTAL INDUSTRIALS		93,147,957
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.5%
ADTRAN Holdings, Inc.	4,690	91,830
Aviat Networks, Inc. (a)	7,912	216,631
Calix, Inc. (a)	8,639	528,188
Comtech Telecommunications Corp.	18,521	185,395
Digi International, Inc. (a)	16,116	557,130
Inseego Corp. (a)(b)	49,219	101,883
NETGEAR, Inc. (a)	20,265	406,111
NetScout Systems, Inc. (a)	48,635	1,523,248
Ribbon Communications, Inc. (a)	51,203	113,671
		3,724,087
Electronic Equipment & Components - 1.9%
908 Devices, Inc. (a)(b)	11,987	197,186
Aeva Technologies, Inc. (a)	64,068	119,807
Akoustis Technologies, Inc. (a)(b)	2,041	6,062
Belden, Inc.	14,392	863,808
Benchmark Electronics, Inc.	24,954	618,360
Cepton, Inc. (a)(b)	6,309	12,366
ePlus, Inc. (a)	4,369	181,488
Evolv Technologies Holdings, Inc. (a)	59,685	126,532
FARO Technologies, Inc. (a)	12,157	333,588
Insight Enterprises, Inc. (a)	3,510	289,259
Itron, Inc. (a)	29,503	1,242,371
Kimball Electronics, Inc. (a)	17,089	293,076
Knowles Corp. (a)	63,971	778,527
Methode Electronics, Inc. Class A	25,891	961,851
Mirion Technologies, Inc. Class A (a)(b)	97,818	730,700
nLIGHT, Inc. (a)	31,890	301,361
OSI Systems, Inc. (a)	10,270	740,056
Ouster, Inc. (a)(b)	101,849	98,121
Par Technology Corp. (a)(b)	11,884	350,935
PC Connection, Inc.	8,044	362,704
Plexus Corp. (a)	2,863	250,684
Sanmina Corp. (a)	40,609	1,871,263
ScanSource, Inc. (a)	18,032	476,225
TTM Technologies, Inc. (a)	72,075	949,949
Velodyne Lidar, Inc. (a)	136,809	129,572
Vishay Intertechnology, Inc.	94,356	1,678,593
Vishay Precision Group, Inc. (a)	8,894	263,173
		14,227,617
IT Services - 0.8%
AvidXchange Holdings, Inc.	11,260	94,809
Brightcove, Inc. (a)	9,281	58,470
Cantaloupe, Inc. (a)	16,656	57,963
Cass Information Systems, Inc.	8,087	280,538
Conduent, Inc. (a)	121,159	404,671
Core Scientific, Inc. (a)(b)	174,443	226,776
Edgio, Inc. (a)	7,854	21,834
Fastly, Inc. Class A (a)(b)	79,690	729,960
Hackett Group, Inc.	1,953	34,607
Information Services Group, Inc.	13,778	65,583
Maximus, Inc.	2,407	139,293
MoneyGram International, Inc. (a)	67,052	697,341
Paysafe Ltd. (a)	239,754	330,861
PFSweb, Inc. (a)	12,035	112,166
Rackspace Technology, Inc. (a)(b)	40,843	166,639
Repay Holdings Corp. (a)	62,587	441,864
Sabre Corp. (a)	184,506	950,206
SolarWinds, Inc. (a)	34,271	265,600
Squarespace, Inc. Class A (a)(b)	16,782	358,464
StoneCo Ltd. Class A (a)	94,725	902,729
Unisys Corp. (a)	12,124	91,536
		6,431,910
Semiconductors & Semiconductor Equipment - 0.6%
ACM Research, Inc. (a)(b)	29,653	369,476
Alpha & Omega Semiconductor Ltd. (a)	3,474	106,860
Amkor Technology, Inc.	57,582	981,773
AXT, Inc. (a)	29,051	194,642
Cohu, Inc. (a)	34,155	880,516
Diodes, Inc. (a)	8,691	564,133
Ichor Holdings Ltd. (a)	20,043	485,241
Impinj, Inc. (a)(b)	1,368	109,481
Photronics, Inc. (a)	11,618	169,855
Rambus, Inc. (a)	12,533	318,589
Rigetti Computing, Inc. Class A (a)(b)	23,777	44,701
Ultra Clean Holdings, Inc. (a)	21,231	546,698
Veeco Instruments, Inc. (a)(b)	7,431	136,136
		4,908,101
Software - 1.7%
A10 Networks, Inc.	9,674	128,374
Adeia, Inc.	74,124	1,048,113
American Software, Inc. Class A	6,849	104,927
Applied Blockchain, Inc. (b)	3,440	5,848
Avaya Holdings Corp. (a)(b)	60,753	96,597
Benefitfocus, Inc. (a)	5,722	36,335
Blackbaud, Inc. (a)	1,746	76,929
Blend Labs, Inc. (a)	131,596	290,827
C3.ai, Inc. (a)(b)	39,968	499,600
Cerence, Inc. (a)	28,069	442,087
ChannelAdvisor Corp. (a)	20,266	459,228
Cipher Mining, Inc. (a)(b)	25,894	32,626
Cleanspark, Inc. (a)(b)	32,506	103,369
Consensus Cloud Solutions, Inc. (a)	5,928	280,394
Cvent Holding Corp. (a)	32,235	169,234
Digimarc Corp. (a)(b)	596	8,076
E2open Parent Holdings, Inc. (a)(b)	142,232	863,348
Ebix, Inc. (b)	14,768	280,149
eGain Communications Corp. (a)	8,837	64,952
EverCommerce, Inc. (a)	14,935	163,240
ForgeRock, Inc. (b)	5,996	87,122
Greenidge Generation Holdings, Inc. (a)(b)	9,161	18,322
Instructure Holdings, Inc. (a)(b)	10,606	236,302
InterDigital, Inc.	13,323	538,516
Kaleyra, Inc. (a)(b)	20,780	20,157
Latch, Inc. (a)(b)	77,393	73,802
Liveramp Holdings, Inc. (a)	47,191	856,989
Livevox Holdings, Inc. (a)(b)	16,385	48,336
Marathon Digital Holdings, Inc. (a)(b)	79,024	846,347
Matterport, Inc. (a)(b)	43,477	164,778
MicroStrategy, Inc. Class A (a)(b)	2,747	583,078
Mitek Systems, Inc. (a)	2,116	19,383
N-able, Inc. (a)	6,126	56,543
Olo, Inc. (a)(b)	64,259	507,646
ON24, Inc. (a)	29,643	260,858
Onespan, Inc. (a)	18,390	158,338
Ping Identity Holding Corp. (a)	55,032	1,544,748
PROS Holdings, Inc. (a)	10,394	256,732
Riot Blockchain, Inc. (a)(b)	96,492	676,409
Sapiens International Corp. NV	6,080	116,614
SecureWorks Corp. (a)	7,215	58,081
Sumo Logic, Inc. (a)	28,391	212,933
TeraWulf, Inc. (a)(b)	9,977	12,571
Upland Software, Inc. (a)	20,748	168,681
Verint Systems, Inc. (a)	4,097	137,577
		12,815,116
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	90,499	722,182
Avid Technology, Inc. (a)	9,468	220,226
CompoSecure, Inc. (a)(b)	779	3,903
Corsair Gaming, Inc. (a)(b)	11,973	135,894
Diebold Nixdorf, Inc. (a)	12,783	31,191
Eastman Kodak Co. (a)(b)	40,511	185,945
IonQ, Inc. (a)(b)	73,718	373,750
Turtle Beach Corp. (a)(b)	2,518	17,173
Xerox Holdings Corp.	81,251	1,062,763
		2,753,027
TOTAL INFORMATION TECHNOLOGY		44,859,858
MATERIALS - 3.7%
Chemicals - 1.4%
AdvanSix, Inc.	12,842	412,228
American Vanguard Corp.	2,697	50,434
Amyris, Inc. (a)(b)	124,220	362,722
Avient Corp.	17,223	521,857
Chase Corp.	4,028	336,620
Danimer Scientific, Inc. (a)(b)	64,435	190,083
Ecovyst, Inc. (a)	54,244	457,819
FutureFuel Corp.	18,367	110,937
H.B. Fuller Co.	5,175	311,018
Hawkins, Inc.	5,336	208,051
Innospec, Inc.	2,693	230,709
Intrepid Potash, Inc. (a)	7,953	314,700
Koppers Holdings, Inc.	14,482	300,936
Mativ, Inc.	36,180	798,854
Minerals Technologies, Inc.	23,106	1,141,667
Origin Materials, Inc. Class A (a)	29,245	150,904
Perimeter Solutions SA (a)(b)	86,996	696,838
PureCycle Technologies, Inc. (a)(b)	15,682	126,554
Quaker Houghton	3,296	475,876
Rayonier Advanced Materials, Inc. (a)	43,724	137,731
Sensient Technologies Corp.	1,633	113,232
Stepan Co.	13,728	1,285,902
Tredegar Corp.	19,528	184,344
Trinseo PLC	24,975	457,542
Tronox Holdings PLC	83,344	1,020,964
Valhi, Inc.	1,721	43,300
		10,441,822
Construction Materials - 0.3%
Summit Materials, Inc. (a)	84,485	2,024,261
United States Lime & Minerals, Inc.	331	33,828
		2,058,089
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)(b)	5,552	3,846
Greif, Inc.:
Class A	15,851	944,244
Class B	3,161	192,189
O-I Glass, Inc. (a)	20,894	270,577
Pactiv Evergreen, Inc.	30,721	268,194
Ranpak Holdings Corp. (A Shares) (a)	30,802	105,343
TriMas Corp.	29,892	749,392
		2,533,785
Metals & Mining - 1.6%
Arconic Corp. (a)	73,129	1,246,118
Carpenter Technology Corp.	34,124	1,062,621
Coeur d'Alene Mines Corp. (a)	198,900	680,238
Commercial Metals Co.	71,552	2,538,665
Constellium NV (a)	42,093	426,823
Haynes International, Inc.	8,748	307,230
Hecla Mining Co.	394,133	1,552,884
Hycroft Mining Holding Corp. (a)	17,585	10,630
Ivanhoe Electric, Inc. (a)	5,320	43,890
Materion Corp.	895	71,600
Novagold Resources, Inc. (a)	8,897	41,727
Olympic Steel, Inc.	6,807	155,268
Piedmont Lithium, Inc. (a)(b)	8,952	478,842
PolyMet Mining Corp. (a)	20,611	59,360
Ryerson Holding Corp.	13,026	335,289
Schnitzer Steel Industries, Inc. Class A	16,855	479,693
SunCoke Energy, Inc.	59,086	343,290
TimkenSteel Corp. (a)	33,109	496,304
Warrior Metropolitan Coal, Inc.	32,803	932,917
Worthington Industries, Inc.	22,374	853,344
		12,116,733
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	11,948	449,245
Glatfelter Corp.	31,225	97,110
Resolute Forest Products, Inc. (a)	32,860	657,200
Sylvamo Corp.	1,575	53,393
		1,256,948
TOTAL MATERIALS		28,407,377
REAL ESTATE - 10.8%
Equity Real Estate Investment Trusts (REITs) - 10.2%
Acadia Realty Trust (SBI)	66,279	836,441
Agree Realty Corp.	56,231	3,800,091
Alexander & Baldwin, Inc.	51,746	857,949
American Assets Trust, Inc.	35,256	906,784
Apartment Investment & Management Co. Class A (a)	106,882	780,239
Apple Hospitality (REIT), Inc.	153,247	2,154,653
Armada Hoffler Properties, Inc.	47,913	497,337
Ashford Hospitality Trust, Inc. (a)	24,459	166,566
Bluerock Residential Growth (REIT), Inc.	13,127	351,147
Braemar Hotels & Resorts, Inc.	48,716	209,479
Brandywine Realty Trust (SBI)	121,180	817,965
Broadstone Net Lease, Inc.	118,890	1,846,362
BRT Apartments Corp.	8,597	174,605
CareTrust (REIT), Inc.	63,607	1,151,923
CBL & Associates Properties, Inc.	15,975	409,120
Centerspace	10,968	738,366
Chatham Lodging Trust (a)	33,988	335,462
City Office REIT, Inc.	29,150	290,626
Clipper Realty, Inc.	1,280	8,922
Community Healthcare Trust, Inc.	7,010	229,578
Corporate Office Properties Trust (SBI)	70,902	1,647,053
CTO Realty Growth, Inc.	12,618	236,461
DiamondRock Hospitality Co. (a)	149,322	1,121,408
Diversified Healthcare Trust (SBI)	169,648	167,968
Easterly Government Properties, Inc.	64,964	1,024,482
Empire State Realty Trust, Inc.	96,286	631,636
Equity Commonwealth (a)	75,931	1,849,679
Essential Properties Realty Trust, Inc.	90,860	1,767,227
Farmland Partners, Inc.	34,666	439,218
Four Corners Property Trust, Inc.	52,557	1,271,354
Franklin Street Properties Corp.	70,113	184,397
Getty Realty Corp.	30,135	810,330
Gladstone Commercial Corp.	2,364	36,642
Gladstone Land Corp.	10,513	190,285
Global Medical REIT, Inc.	43,480	370,450
Global Net Lease, Inc.	74,331	791,625
Hersha Hospitality Trust (a)	21,247	169,551
Independence Realty Trust, Inc.	157,921	2,642,018
Indus Realty Trust, Inc.	3,824	200,263
Industrial Logistics Properties Trust	43,722	240,471
InvenTrust Properties Corp.	48,226	1,028,661
iStar Financial, Inc.	48,748	451,406
Kite Realty Group Trust	155,150	2,671,683
LTC Properties, Inc.	28,469	1,066,164
LXP Industrial Trust (REIT)	196,855	1,803,192
National Health Investors, Inc.	30,679	1,734,284
Necessity Retail (REIT), Inc./The	95,370	560,776
NETSTREIT Corp.	43,453	773,898
NexPoint Residential Trust, Inc.	956	44,177
Office Properties Income Trust	34,272	481,522
One Liberty Properties, Inc.	11,731	246,586
Orion Office (REIT), Inc.	40,727	356,361
Paramount Group, Inc.	136,406	849,809
Pebblebrook Hotel Trust	92,425	1,341,087
Physicians Realty Trust	160,293	2,410,807
Piedmont Office Realty Trust, Inc. Class A	87,760	926,746
Plymouth Industrial REIT, Inc.	26,917	452,475
Postal Realty Trust, Inc.	5,500	80,685
Potlatch Corp.	51,455	2,111,713
Retail Opportunity Investments Corp.	86,073	1,184,364
RLJ Lodging Trust	114,118	1,154,874
RPT Realty	60,414	456,730
Ryman Hospitality Properties, Inc. (a)	38,332	2,820,852
Sabra Health Care REIT, Inc.	164,478	2,157,951
Safehold, Inc.	5,888	155,796
Saul Centers, Inc.	872	32,700
Service Properties Trust	117,206	608,299
SITE Centers Corp.	138,676	1,485,220
Stag Industrial, Inc.	128,578	3,655,473
Summit Hotel Properties, Inc.	74,811	502,730
Sunstone Hotel Investors, Inc. (a)	151,075	1,423,127
Terreno Realty Corp.	52,977	2,807,251
The Macerich Co.	153,303	1,217,226
UMH Properties, Inc.	6,301	101,761
Uniti Group, Inc.	169,084	1,175,134
Urban Edge Properties	81,728	1,090,252
Urstadt Biddle Properties, Inc. Class A	21,348	331,107
Veris Residential, Inc. (a)	61,425	698,402
Washington REIT (SBI)	62,211	1,092,425
Whitestone REIT Class B	33,343	282,082
Xenia Hotels & Resorts, Inc. (a)	81,396	1,122,451
		77,304,372
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)(b)	1,088	17,321
Anywhere Real Estate, Inc. (a)	80,090	649,530
Digitalbridge Group, Inc. (a)	11,969	149,732
Doma Holdings, Inc. Class A (a)	87,284	38,353
Douglas Elliman, Inc.	50,109	205,447
Forestar Group, Inc. (a)	9,760	109,214
FRP Holdings, Inc. (a)	4,775	259,569
Kennedy-Wilson Holdings, Inc.	84,011	1,298,810
Newmark Group, Inc.	93,690	755,141
RE/MAX Holdings, Inc.	13,027	246,341
Seritage Growth Properties (a)(b)	28,392	256,096
Stratus Properties, Inc. (a)	4,200	97,860
Tejon Ranch Co. (a)	14,962	215,453
The RMR Group, Inc.	4,111	97,390
Transcontinental Realty Investors, Inc. (a)	889	35,871
		4,432,128
TOTAL REAL ESTATE		81,736,500
UTILITIES - 5.1%
Electric Utilities - 1.2%
Allete, Inc.	40,848	2,044,442
MGE Energy, Inc.	14,870	975,918
Otter Tail Corp.	16,284	1,001,792
PNM Resources, Inc.	60,930	2,786,329
Portland General Electric Co.	63,764	2,771,183
Via Renewables, Inc. Class A, (b)	1,132	7,822
		9,587,486
Gas Utilities - 2.0%
Chesapeake Utilities Corp.	5,464	630,491
New Jersey Resources Corp.	63,144	2,443,673
Northwest Natural Holding Co.	24,716	1,072,180
ONE Gas, Inc.	38,319	2,697,274
South Jersey Industries, Inc.	87,488	2,923,849
Southwest Gas Corp.	43,405	3,027,499
Spire, Inc.	36,340	2,265,072
		15,060,038
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	20,030	220,530
Ormat Technologies, Inc. (b)	14,263	1,229,471
Sunnova Energy International, Inc. (a)(b)	70,744	1,562,028
		3,012,029
Multi-Utilities - 1.0%
Avista Corp.	51,626	1,912,743
Black Hills Corp.	46,320	3,137,254
NorthWestern Energy Corp.	40,176	1,979,873
Unitil Corp.	11,372	528,229
		7,558,099
Water Utilities - 0.5%
American States Water Co.	13,788	1,074,775
Artesian Resources Corp. Class A	1,995	95,999
California Water Service Group	28,622	1,508,093
SJW Group	19,250	1,108,800
		3,787,667
TOTAL UTILITIES		39,005,319
TOTAL COMMON STOCKS (Cost $856,439,159)		759,607,674

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $99,605)	100,000	98,917

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g) (Cost $68,242,280)	68,235,456	68,242,280

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $924,781,044)	827,948,871
NET OTHER ASSETS (LIABILITIES) - (9.1)% (h)	(68,732,235)
NET ASSETS - 100.0%	759,216,636

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Dec 2022	1,085,370	(1,461)	(1,461)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,917.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $5,055 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	2,780,205	33,286,907	36,067,112	11,394	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	66,426,259	79,650,071	77,834,050	431,260	-	-	68,242,280	0.2%
Total	69,206,464	112,936,978	113,901,162	442,654	-	-	68,242,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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